Other Charges	12 Months Ended
Jan. 31, 2023
Other Charges.
Other Charges

Note 20 - Other Charges

Other charges are comprised of acquisition-related costs, contingent consideration adjustments and restructuring initiatives which have been undertaken from time to time under various restructuring plans. Acquisition-related costs primarily include advisory services, administrative costs and retention bonuses to employees joining by way of an acquisition, and collectively relate to completed and prospective acquisitions.

The following tables shows the components of other charges as follows:

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021
Acquisition-related costs	2,560	1,292	1,694
Contingent consideration accretion and adjustments	2,804	5,070	(1,659)
Restructuring plans	77	66	2,300
	5,441	6,428	2,335